DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of derivative financial instruments

	30 June 2018	31 December 2017
	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	41	383
Non-current
Derivative financial instruments — commodity contracts	221	223
Total financial assets	262	606

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	14,962	5,618
Derivative financial instruments — interest rate swaps	191	—
Non-current
Derivative financial instruments — commodity contracts	13,326	3,728
Derivative financial instruments — interest rate swaps	243	—
Total financial liabilities	28,722	9,346